Cover	Jul. 10, 2026
Cover [Abstract]
Entity Registrant Name	SUIC Worldwide Holdings Ltd.
Entity Central Index Key	0001394108
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 10, 2026
Entity File Number	000-53737
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2148252
Entity Address Address Line 1	136-20 38th Ave
Entity Address Address Line 2	Unit 3G
Entity Address City Or Town	Flushing
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11354
City Area Code	929
Local Phone Number	391-2550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false